Advance to Suppliers (Tables)	12 Months Ended
Sep. 30, 2023
Advance to Suppliers [Abstract]
Schedule of Advances to Suppliers Net	Advances to suppliers consist of the following:
	As of September 30,
	2023	2022
Advances to suppliers for inventory raw material purchase	$180,643	$16,701
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$180,643	$16,701